Quarterly Holdings Report
for
Fidelity Advisor® Utilities Fund
October 31, 2022
AFUG-NPRT1-1222
1.809068.119
Common Stocks - 96.8%
	Shares	Value ($)
Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
Quanta Services, Inc.	17,600	2,499,904
Electric Utilities - 70.1%
Electric Utilities - 70.1%
American Electric Power Co., Inc.	369,917	32,523,103
Avangrid, Inc. (a)	243,915	9,922,462
Constellation Energy Corp.	615,177	58,158,834
Duke Energy Corp.	287,785	26,815,806
Edison International	491,690	29,521,068
Entergy Corp.	224,494	24,052,287
Eversource Energy	321,167	24,498,619
Exelon Corp.	1,081,972	41,753,299
FirstEnergy Corp.	621,049	23,419,758
NextEra Energy, Inc.	1,703,448	132,017,219
OGE Energy Corp.	206,447	7,562,154
PG&E Corp. (b)	2,804,789	41,875,500
PNM Resources, Inc.	65,400	3,039,138
PPL Corp.	1,191,000	31,549,590
Southern Co.	1,387,172	90,832,023
Xcel Energy, Inc.	412,300	26,844,853
		604,385,713
Independent Power and Renewable Electricity Producers - 7.4%
Independent Power Producers & Energy Traders - 5.1%
Energy Harbor Corp. (b)	68,600	5,556,600
The AES Corp.	1,013,120	26,503,219
Vistra Corp.	512,952	11,782,507
		43,842,326
Renewable Electricity - 2.3%
Clearway Energy, Inc. Class A	93,226	3,013,997
NextEra Energy Partners LP (a)	202,590	15,005,841
Sunnova Energy International, Inc. (a)(b)	121,595	2,254,371
		20,274,209
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		64,116,535
Multi-Utilities - 17.7%
Multi-Utilities - 17.7%
Consolidated Edison, Inc.	58,609	5,155,248
Dominion Energy, Inc.	524,776	36,718,577
NiSource, Inc.	1,055,452	27,114,562
Public Service Enterprise Group, Inc.	547,305	30,687,391
Sempra Energy	348,400	52,587,496
		152,263,274
Oil, Gas & Consumable Fuels - 0.8%
Oil & Gas Storage & Transport - 0.8%
Cheniere Energy, Inc.	29,500	5,204,095
Energy Transfer LP	103,500	1,321,695
		6,525,790
Semiconductors & Semiconductor Equipment - 0.5%
Semiconductor Equipment - 0.5%
Enphase Energy, Inc. (b)	15,500	4,758,500
TOTAL COMMON STOCKS (Cost $717,425,497)		834,549,716

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	22,549,060	22,553,570
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	18,101,535	18,103,345
TOTAL MONEY MARKET FUNDS (Cost $40,656,915)		40,656,915

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $758,082,412)	875,206,631
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(12,897,232)
NET ASSETS - 100.0%	862,309,399

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	19,544,478	102,761,505	99,752,413	177,061	-	-	22,553,570	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	16,918,340	81,599,035	80,414,030	5,074	-	-	18,103,345	0.1%
Total	36,462,818	184,360,540	180,166,443	182,135	-	-	40,656,915

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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